Exploration in non-operating areas - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Exploration in non-operating areas
Disbursements Of Exploration In Non-Operating Areas	$ 11.9	$ 36.3	$ 18.3